UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EverKey Global Partners Ltd
Address:  767 FIFTH AVENUE, 6TH FLOOR
          NEW YORK, NY 10153

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward Heaney
Title:    Chief Compliance Officer
Phone:    (646) 714-2231

Signature, Place, and Date of Signing:

       /s/ Edward Heaney            New York, NY           January 27, 2011
     ---------------------         ---------------         ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           21

Form 13F Information Table Value Total:  $   148,537
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  ----
BANK OF AMERICA CORPORATION    COM             060505104   1,186      88,900 SH          SOLE                    88,900
BECTON DICKINSON & CO          COM             075887109   9,187     108,692 SH          SOLE                   108,692
CALAMOS ASSET MGMT INC.        CL A            12811R104   5,462     390,097 SH          SOLE                   390,097
CENOVUS ENERGY                 COM             15135U109   5,682     170,930 SH          SOLE                   170,930
CHINA MOBILE LIMITED           SPONSORED ADR   16941M109  13,631     274,707 SH          SOLE                   274,707
CITIGROUP INC                  COM             172967101     681     144,000 SH          SOLE                   144,000
COSAN LTD                      SHS A           G25343107   9,059     665,118 SH          SOLE                   665,118
DU PONT E I DE NEMOURS & CO    COM             263534109   4,897      98,176 SH          SOLE                    98,176
FOSTER WHEELER AG              COM             H27178104   1,277      37,000 SH          SOLE                    37,000
GOLDMAN SACHS GROUP INC        COM             38141G104   1,127       6,700 SH          SOLE                     6,700
GOOGLE INC                     CL A            38259P508   8,316      14,000 SH          SOLE                    14,000
INVESCO LTD                    SHS             G491BT108  13,220     549,434 SH          SOLE                   549,434
ISHARES INC                    MSCI JAPAN      464286848   9,719     890,800 SH          SOLE                   890,800
KKR & CO L P DEL               COM UNITS       48248M102  10,931     769,794 SH          SOLE                   769,794
LDK SOLAR CO. LTD.             SPONSORED ADR   50183L107   4,125     407,600 SH          SOLE                   407,600
LEVEL 3 COMMUNICATIONS INC     NOTE 5.250%12/1 52729NBF6   1,995   2,000,000 PRN         SOLE                 2,000,000
MICROSOFT CORP                 COM             594918104  12,649     453,195 SH          SOLE                   453,195
MOBILE TELESYSTEMS OJSC        SPONSORED ADR   607409109  13,247     634,750 SH          SOLE                   634,750
MONSANTO CO NEW                COM             61166W101   5,843      83,900 SH          SOLE                    83,900
PRESTIGE BRANDS HLDG INC.      COM             74112D101   8,444     706,573 SH          SOLE                   706,573
RAYONIER INC                   COM             754907103   7,859     149,639 SH          SOLE                   149,639